BANK BORROWING (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short Term Debt [Line Items]
Bank borrowings	¥ 1,207,793	$ 185,102		¥ 20,000
Repayments of bank debt	¥ 643,122	$ 98,563	¥ 20,000	¥ 30,000
Interest rate (as a percent)	2.85%	2.85%
Minimum
Short Term Debt [Line Items]
Maturity term (in years)	1 year	1 year
Maximum
Short Term Debt [Line Items]
Maturity term (in years)	3 years	3 years